Segment Information	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Segment Information	Segment Information
13(1)    General information
Although the Group has multiple operating segments by geography, the management takes the aggregation criteria outlined in Paragraphs 11 to 14 of IFRS 8 into consideration to decide the reportable operating segments. In light of the qualitative and quantitative criteria, the Group concluded that it has only one reportable operating segment.
13(2)    Geographical information
Geographical information for the six months ended June 30, 2023 and 2024 is as follows:

	Six months ended June 30,
	2023	2024
	Revenue	Revenue
United States	$11,256	$11,308
Japan	2,203	2,748
France	1,979	2,427
Others	9,394	11,711
	$24,832	$28,194
Geographical information on the revenue shows the location in which sales were generated. Non-current assets amounted to $1,304 and $1,281 as of December 31, 2023 and June 30, 2024, respectively.
Substantially all of the Group’s non-current assets, including property, plant and equipment, right-of-use assets and intangible assets, are located in Taiwan.
13(3)    Major customer information
There is no major customer of the Group (exceed 10% of revenue) for the six months ended June 30, 2023 and 2024.